As Filed with the Securities and Exchange Commission on June 29, 2016

1933 Act File No. 333-148624

1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 89	☒
REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 91	☒

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Name and address of agent for service:

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 30, 2016, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 89 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate July 30, 2016, as the new effective date for Post-Effective Amendment No. 88 filed pursuant to Rule 485(b) under the Securities Act on April 29, 2016. Post-Effective Amendment No. 88 was initially scheduled to become effective on June 30, 2016.

Post-Effective Amendment No. 89 is being filed solely with respect to Class A, Class C, Class R, Class R6, Class P and Administrative Class shares, as applicable, of AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund, AllianzGI Retirement 2055 Fund and AllianzGI Retirement Income Fund (to be changed to “AllianzGI Multi-Asset Income Fund” contingent upon and subject to each Fund listed above receiving shareholder approval of the proposals outlined in such Funds’ definitive proxy statement filed via EDGAR on April 19, 2016) (collectively, the “Funds”), each a series of Allianz Funds Multi-Strategy Trust (the “Trust”). Parts A and B of this Post-Effective Amendment No. 89 relate only to the Funds and do not supersede or amend disclosure in the Trust’s registration statement relating to any other series of the Trust.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A of Allianz Funds Multi-Strategy Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on April 29, 2016 (“Amendment No. 88/90”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 88/90 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on April 29, 2016.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation.

	(1)	Amended & Restated Agreement and Declaration of Trust, dated as of March 28, 2008.(2)

(b)	By-laws.

	(1)	Second Amended and Restated Bylaws, dated as of October 7, 2015.(33)

(c)	Instruments Defining Rights of Securities Holdings.

	(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended & Restated Agreement and Declaration of Trust filed with exhibit (a)(1).

	(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws.(33)

(d)	Investment Advisory Contracts.

	(1)	(i)	Amended and Restated Investment Management Agreement dated September 1, 2011 with Allianz Global Investors Fund Management LLC.(15)

		(ii)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC dated December 10, 2015.(34)

		(iii)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC dated June 29, 2016 — filed herewith.

	(2)	(i)	Sub-Advisory Agreement dated June 24, 2009 between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC.(31)

		(ii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC dated December 10, 2015.(34)

	(3)	(i)	Amended and Restated Sub-Advisory Agreement with Allianz Global Investors Fund Management LLC and Allianz Global Investors U.S. LLC, dated July 1, 2013.(23)

		(ii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) with Allianz Global Investors Fund Management LLC and Allianz Global Investors U.S. LLC dated December 10, 2015.(34)

		(iii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) with Allianz Global Investors Fund Management LLC and Allianz Global Investors U.S. LLC dated June 29, 2016 — filed herewith.

(e)	Distribution Contracts.

	(1)	(i)	Fourth Amended and Restated Distribution Contract dated April 20, 2009 with Allianz Global Investors Distributors LLC.(6)

		(ii)	Form of Fifth Amended and Restated Distribution Contract with Allianz Global Investors Distributors LLC.(22)

		(iii)	Revised Schedule to Fifth Amended and Restated Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC.(29)

	(2)	Form of Selected Dealer Agreement with respect to Class A, B and C shares.(2)

	(3)	Form of Amendment to Dealer Agreement between Registrant and Allianz Global Investors Distributors LLC.(2)

	(4)	Selected Dealer Agreement between PIMCO Funds Distributors LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated as of July 29, 2002.(2)

(f)	Not applicable.

(g)	Custodian Agreements.

	(1)	(i)	Custody and Investment Accounting Agreement dated March 28, 2008 with State Street Bank & Trust Company.(15)

		(ii)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated June 13, 2013.(23)

		(iii)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated March 17, 2014.(25)

		(iv)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated August 15, 2014.(26)

		(v)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated September 15, 2014.(28)

		(vi)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated December 17, 2014.(29)

	(2)	Foreign Securities Depositories Delegation Agreement dated March 28, 2008 among Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, and accepted and agreed to by Registrant.(2)

	(3)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC, accepted and agreed to by Registrant.(4)

	(4)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC.(5)

	(5)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC.(7)

	(6)	Form of Foreign Securities Depositories Delegation Agreement among Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and RCM Asia Pacific Limited, and accepted and agreed to by Registrant.(10)

(h)	Other Material Contracts.

	(1)	(i)	Transfer Agency and Services Agreement dated October 3, 2008 with Boston Financial Data Services, Inc.(5)

		(ii)	Amendment to Transfer Agency and Services Agreement dated September 1, 2011 with Boston Financial Data Services, Inc.(15)

		(iii)	Form of Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated June 21, 2013.(23)

		(iv)	Revised Schedule A to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated December 17, 2014.(29)

	(2)	(i)	Form of Shareholder Servicing Agreement.(2)

	(3)	(i)	Expense Limitation Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC.(2)

		(ii)	Form of Amended and Restated Expense Limitation Agreement with Allianz Global Investors Fund Management LLC.(5)

		(iii)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC, dated March 22, 2016.(35)

	(4)		Form Of Revised Expense Limitation Agreement for AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund, AllianzGI Retirement 2055 Fund and AllianzGI Retirement Income Fund with Allianz Global Investors Fund Management LLC, dated [ ].(36)

		(i)	Form Of Advisory Fee Waiver Agreement for AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund, AllianzGI Retirement 2055 Fund and AllianzGI Retirement Income Fund with Allianz Global Investors Fund Management LLC, dated [ ].(36)

	(5)	Expense Limitation Agreement for Allianz Global Investors Solutions Core Allocation Fund dated April 20, 2009 with Allianz Global Investors Fund Management LLC.(6)

	(6)	(i) Form of Management Fee Waiver Agreement with Allianz Global Investors Fund Management LLC.(5)

(ii) Revised Schedule to Management Fee Waiver Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Core Allocation Fund and Allianz Global Investors Solutions Growth Allocation Fund.(6)

	(7)	(i) Amended and Restated Expense Limitation Agreement for Allianz Global Investors Solutions Retirement Income Fund, Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund and Allianz Global Investors Solutions 2050 Fund dated September 1, 2011 with Allianz Global Investors Fund Management LLC.(15)

(ii) Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC, dated December 10, 2015.(34)

	(8)	(i) Amended and Restated Administration Agreement, dated December 13, 2013, with Allianz Global Investors Fund Management LLC.(35)

(i)	Opinions and Consents of Counsel.(2)(3)(4)(5)(6)(7)(8)(9)(10)(14)(17)(19)(20)(21)(23)(24)(26)(28)(29)

(j)	Consent of Independent Registered Public Accounting Firm — to be filed by amendment.

(k)	Subscription Agreement with Allianz Asset Management of America L.P. (formerly known as Allianz Global Investors of America L.P.).(2)

(l)	Distribution and Servicing Plans.

	(1)	Form of Distribution and Servicing Plan for Class A Shares.(1)

	(2)	Form of Distribution and Servicing Plan for Class C Shares.(1)

	(3)	Form of Administrative Services Plan for Class P Shares.(2)

	(4)	Form of Distribution and Servicing Plan for Class R Shares.(5)

	(5)	Form of Distribution Plan for Administrative Class Shares.(5)

	(6)	Form of Administrative Services Plan for Administrative Class Shares.(5)

	(7)	Form of Administrative Services Plan for Class P-1 Shares.(10)

	(8)	Second Amended and Restated Administrative Services Plan for Class P Shares.(14)

	(9)	Amended and Restated Distribution and Servicing Plan for Class C Shares.(21)

(m)	Multi-Class Plan.

	(1)	Ninth Amended and Restated Multi-Class Plan of Registrant dated September 28, 2015.(33)

	(2)	Tenth Amended and Restated Multi-Class Plan of Registrant dated October 8, 2015.(33)

(n)	Reserved.

(o)	Code of Ethics.

(1)	Code of Ethics of the Registrant.(31)

(2)	Code of Ethics of Allianz Global Investors Advisory GmbH.(2)

(3)	Code of Ethics of Allianz Global Investors Distributors LLC, Allianz Global Investors Fund Management LLC, Allianz Asset Management of America L.P. (formerly known as Allianz Global Investors of America L.P.), Allianz Global Investors Solutions LLC, Nicholas-Applegate Capital Management LLC and NFJ Investment Group LLC dated October 1, 2009.(12)

(4)	Code of Ethics of Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. LLC and NFJ Investment Group LLC dated January 30, 2015.(30)

(5)	Code of Ethics of Allianz Global Investors Europe.(30)

(6)	Code of Ethics of Allianz Global Investors Japan Co., Ltd. and RCM Asia Pacific Limited.(30)

(7)	Code of Ethics of Allianz Global Investors Singapore Limited.(30)

(p)	Powers of Attorney.

(1)	Power of Attorney for Deborah A. DeCotis, F. Ford Drummond, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, James S. MacLeod, William B. Ogden, IV, Alan Rappaport, Davey S. Scoon and Lawrence G. Altadonna.(29)

(2)	Power of Attorney for Barbara R. Claussen.(33)

(3)	Power of Attorney for A. Douglas Eu.(36)

(1)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed February 27, 2008.
(2)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 31, 2008.
(3)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed July 15, 2008.
(4)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed October 3, 2008.
(5)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 17, 2008.
(6)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 20, 2009.
(7)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed May 27, 2009.
(8)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 15, 2010.
(9)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 1, 2010.
(10)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed June 4, 2010.
(11)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed October 1, 2010.
(12)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 17, 2010.
(13)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 14, 2011.
(14)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 1, 2011.

(15)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed September 9, 2011.
(16)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed September 22, 2011.
(17)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 14, 2011.
(18)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 30, 2012.
(19)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed May 23, 2012.
(20)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed October 3, 2012.
(21)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 14, 2012.
(22)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 29, 2013.
(23)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed July 1, 2013.
(24)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed November 26, 2013.
(25)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 28, 2014.
(26)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed August 22, 2014.
(27)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed August 29, 2014.
(28)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed November 15, 2014.
(29)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 26, 2015.
(30)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 30, 2015.
(31)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 31, 2015.
(32)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed September 8, 2015.
(33)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed November 23, 2015.
(34)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 28, 2016.
(35)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 22, 2016.
(36)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 29, 2016.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30.	Indemnification

Reference is made to Article VII of Registrant’s Agreement and Declaration of Trust which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Trust’s Investment Adviser and Portfolio Managers

Unless otherwise stated, the principal business address of each organization listed is 1633 Broadway, New York, NY 10019.

Allianz Global Investors Fund Management LLC

Name	Position with Adviser	Other Affiliations

Barbara R. Claussen	Member — Management Board	Chief Operating Officer and Managing Director and member of the Executive Committee of Allianz Global Investors U.S. Holdings LLC; Managing Director of Allianz Global Investors U.S. LLC; Chief Operating Officer and Managing Director of NFJ Investment Group LLC.

John Carroll	Member — Management Board	Chief Executive Officer and Managing Director of Allianz Global Investors Distributors LLC; Member — Executive Committee and Managing Director of Allianz Global Investors U.S. Holdings LLC and Managing Director of Allianz Global Investors U.S. LLC.

David Jobson	Member — Management Board	Member – Executive Committee and Managing Director of Allianz Global Investors U.S. Holdings LLC; and Managing Director of Allianz Global Investors U.S. LLC.

Erin Bengtson-Olivieri	Member — Management Board, Managing Director and Chief Financial Officer	Managing Director of Allianz Global Investors Distributors LLC and Chief Financial Officer; Member Executive Committee and Managing Director of Allianz Global Investors U.S. Holdings LLC; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. LLC and NFJ Investment Group LLC.

Thomas J. Fuccillo	Managing Director, Chief Legal Officer and Secretary	Managing Director and Chief Regulatory Officer of Allianz Global Investors U.S. Holdings LLC and Managing Director, Chief Regulatory Officer, Chief Legal Officer and Secretary of Allianz Global Investors Distributors LLC

Christopher Cieri	Managing Director	Managing Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.

Joseph Quirk	Managing Director	Managing Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Managing Director and Chief Operating Officer of Allianz Global Investors Distributors LLC.

Steven J. Ricci	Managing Director	Managing Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.

Frank Garofalo	Director	Vice President of Allianz Global Investors U.S. Holdings LLC and Allianz Global Investors U.S. LLC.

Lawrence G. Altadonna	Director	None.

Orhan Dzemaili	Director	None.

Bruce Goodman	Director	Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.

Thomas Harter	Director and Chief Compliance Officer	Director of Allianz Global Investors U.S. Holdings LLC.

David Hood	Director	Director of Allianz Global Investors U.S. Holdings LLC, and Allianz Global Investors U.S. LLC.

Richard F. Lee	Director	None.

Joseph Scull	Director	Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.

Scott Whisten	Director	None.

James T. Funaro	Senior Vice President — Tax Matters	Senior Vice President of Allianz Asset Management of America L.P. and Allianz Asset Management of America Holdings Inc.; Senior Vice President — Tax Matters of Allianz Asset Management of America LLC, Allianz Global Investors U.S. LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc.

Tony Burg	Senior Vice President and Treasurer	Senior Vice President and Treasurer of Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc., and Allianz Asset Management U.S. Holding II LLC.

Kellie E. Davidson	Assistant Secretary	Secretary of Allianz Asset Management of America LLC and Allianz Asset Management of America L.P., Assistant Secretary of Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Asset Management U.S. Holding II LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc., and Allianz Global Investors U.S. LLC.

Tucker Fitzpatrick	Assistant Secretary	Senior Vice President and Secretary of Allianz Asset Management of America Holdings, Inc., Allianz Asset Management U.S. Holding II LLC, Oppenheimer Group, Inc., Senior Vice President and General Counsel of Allianz Asset Management of America L.P., Assistant Secretary of Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and NFJ Investment Group LLC.

Richard Cochran	Vice President	None.

Lauren B. Harman	Vice President	None.

Steve W. Howell	Vice President	None.

Rod Greene	Assistant Vice President	None.

Daisy Ramraj-Singh	Assistant Vice President	None

Leya Vishnevsky	Assistant Vice President	None.

Olga Yakubov	Assistant Vice President	None.

Julianna Guzman	Assistant Vice President	None.

Rachel Li	Assistant Vice President	None.

Margarita Shalamova	Assistant Vice President	None.

Allianz Global Investors U.S. LLC

Information relating to Allianz Global Investors U.S. LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

NFJ Investment Group LLC

2100 Ross Avenue, Suite 700

Dallas, TX 75201

Name	Position with Advisor	Other Affiliations
Erin Bengtson-Olivieri	Managing Director and Chief Financial Officer	See Allianz Global Investors Fund Management LLC

Peter Bonanno	Managing Director, Chief Legal Officer and Secretary	Managing Director of Allianz Global Investors Distributors LLC, Managing Director, General Counsel and Secretary of Allianz Global Investors Holdings LLC and Managing Director, Chief Legal Officer and Secretary.

Benno J. Fischer	Managing Director, Chief Investment Officer	Member—Executive Committee of Allianz Global Investors U.S. Holdings LLC.

Morley Campbell	Managing Director	None.

Barbara Claussen	Managing Director	See Allianz Global Investors Fund Management LLC

Baxter Hines	Managing Director	None.

John L. Johnson	Managing Director	None.

Paul A. Magnuson	Managing Director	None.

Robert B. McKinney	Managing Director	None.

Thomas Oliver	Managing Director	None.

David Owen	Managing Director	Managing Director and Chief Legal Officer of Allianz Global Investors U.S. Holdings LLC, Managing Director, Chief Legal Officer and Secretary of Allianz Global Investors U.S. LLC and Director of Allianz Global Investors Capital Limited

Patti Almanza	Director	Director of Allianz Global Investors U.S. Holdings LLC

Stephen P. Haines	Director	None.

John R. Mowrey	Director	None.

Jeffrey N. Reed	Director	None.

Kim R. Walker	Director	None.

Paul Koo	Chief Compliance Officer	Director and Chief Compliance Officer of Allianz Global Investors U.S. LLC

Tony Burg	Senior Vice President and Treasurer	See Allianz Global Investors Fund Management LLC

James T. Funaro	Senior Vice President-Tax Matters	See Allianz Global Investors Fund Management LLC

John Alcala	Assistant Vice President, Equity Trader	Assistant Vice President, Equity Trader of Allianz Global Investors U.S. LLC

Alicia Frazier	Assistant Vice President, Senior Equity Trader	Assistant Vice President, Senior Equity Trader of Allianz Global Investors U.S. LLC

Sarah Harris	Assistant Vice President	None.

Krysta M. Hill	Assistant Vice President	None.

Kristan Marca	Assistant Vice President	None.

Jonathan G. Reilly	Assistant Vice President	None.

Kellie E. Davidson	Assistant Secretary	See Allianz Global Investors Fund Management LLC

Tucker Fitzpatrick	Assistant Secretary	See Allianz Global Investors Fund Management LLC

Anthony Cox	Equity Trading Administrator	Equity Trading Administrator of Allianz Global Investors U.S. LLC

Courtney Porter	Equity Trading Administrator	Equity Trading Administrator of Allianz Global Investors U.S. LLC

Item 32.	Principal Underwriters

(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also of Allianz Funds and Premier Multi-Series VIT. The Distributor is an affiliate of Allianz Global Investors Fund Management LLC, the Registrant’s Adviser.

(b)

Name and Principal Business Address*	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant

Erin Bengtson-Olivieri	Managing Director	None.

Peter Bonanno	Managing Director	None.

John Carroll	Managing Director, Chief Executive Officer	None.

Christopher Cieri	Managing Director	None.

Glenn Dial	Managing Director	None.

Thomas J. Fuccillo	Managing Director, Chief Regulatory Officer, Chief Legal Officer and Secretary	Vice President, Chief Legal Officer and Secretary.

Joseph S. Quirk	Managing Director, Chief Operating Officer	None.

Steven J. Ricci	Managing Director	None.

Peter L. Slattery	Managing Director	None.

Kathleen C. Thompson	Managing Director	None.

Keith C. Wagner	Managing Director	None.

Andrew J. Wilmot	Managing Director	None.

Christopher A. Casenhiser	Director	None.

Anthony Castella	Director, Chief Financial Officer, Financial Operations Principal	None.

Robert J. Cruz	Director	None.

Michael Lee Deferro	Director	None.

Faith C. Deutsch	Director	None.

Lynn Dummett	Director, Senior Counsel, Litigation & Records	None.

Bruce Goodman	Director	None.

James T. Hartnett	Director	None.

William V. Healey	Director and Senior Special Counsel	None.

Gordon Kerper	Director and Chief Compliance Officer	None.

Peter Kocmond	Director	None.

Leslie S. Kravetzky	Director	None.

James F. Lyons	Director	None.

Sean P. Maher	Director	None.

Joseph Minnix	Director	None.

Kerry A. Murphy	Director	None.

Josh Orth	Director	None.

Debra Ohstrom	Director	None.

Jeffrey P. Nizzardo	Director	None.

Greg H. Poplarski	Director	None.

Shivaun Prendergast	Director	None.

Joni H. Rheingold	Director	None.

Joseph Scull	Director	None.

Kevin M. Shanley	Director	None.

Gregory K. Shannahan	Director	None.

Ernesto Small	Director	None.

Linda Sorrensen	Director	None.

Kristen M. Steigele	Director	None.

John J. Stergiou	Director	None.

Raad J. Taha	Director	None.

Jordan Vettoretti	Director	None.

Jeffrey A. Weaver	Director	None.

Forest R. Wilson	Director	None.

Justin R. Wingate	Director	None.

Tony Burg	Senior Vice President and Treasurer	None.

James T. Funaro	Senior Vice President — Tax Matters	None.

John T. Andrews	Vice President	None.

Christine U. Bacon	Vice President	None.

Ryan W. Chambers	Vice President	None.

Rosemary T. Conlon	Vice President	None.

Andrew Cook	Vice President	None.

Kilie Donahue	Vice President	None.

William Flick	Vice President	None.

Christopher D. Francis	Vice President	None.

Keith Frasier	Vice President	None.

Carrie P. George	Vice President	None.

Hunter C. Handley	Vice President	None.

Michael R. Harvey	Vice President	None.

Julian Henry Heyward	Vice President	None.

Krishan Kumar Nigam	Vice President	None.

Kimberly C. Lecky	Vice President	None.

Scott Lindsay	Vice President	None.

Michael A. Lowsley	Vice President	None.

Todd C. Monastero	Vice President	None.

Adam Moran	Vice President	None.

Brendon J. Pierce	Vice President	None.

John R. Regina	Vice President	None.

Randall Scott	Vice President	None.

Michael H. Stabile	Vice President	None.

Joshua L. Sylvester	Vice President	None.

John-Paul Towey	Vice President	None.

Brian M. Weverbergh	Vice President	None.

Colleen I. Yee	Vice President	None.

Jordan Ceresa	Assistant Vice President	None.

Seth N. Dooley	Assistant Vice President	None.

Felicia S. Engel	Assistant Vice President	None.

Franklin Q. Martins	Assistant Vice President	None.

Cory A. Melchior	Assistant Vice President	None.

Timothy L. Paulson	Assistant Vice President	None.

Kyle Sand	Assistant Vice President	None.

Reed Sier	Assistant Vice President	None.

Kellie E. Davidson	Assistant Secretary	None.

Tucker Fitzpatrick	Assistant Secretary	None.

*	Principal business address for all individuals listed is 1633 Broadway, New York, NY 10019 or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.
(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder and the Commodity Exchange Act and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, Missouri 64105, and/or Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

NOTICE

A copy of the Agreement and Declaration of the Allianz Funds Multi-Strategy Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 89 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 29th day of June, 2016.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Thomas J. Fuccillo
Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas J. Fuccillo Thomas J. Fuccillo	President and Chief Executive Officer	June 29, 2016

Barbara R. Claussen*	Trustee
Barbara R. Claussen

Deborah A. DeCotis* Deborah A. DeCotis	Trustee

F. Ford Drummond* F. Ford Drummond	Trustee

A. Douglas Eu* A. Douglas Eu	Trustee

Bradford K. Gallagher* Bradford K. Gallagher	Trustee

James A. Jacobson* James A. Jacobson	Trustee

Hans W. Kertess* Hans W. Kertess	Trustee

James S. MacLeod* James S. MacLeod	Trustee

William B. Ogden, IV* William B. Ogden, IV	Trustee

Davey S. Scoon* Davey S. Scoon	Trustee

Alan Rappaport* Alan Rappaport	Trustee

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Attorney-In-Fact and Agent for the Individuals Noted Above Date: June 29, 2016

Exhibit Index

Exhibit	Exhibit Name

(d)(1)(iii)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC dated June 29, 2016.

(d)(3)(iii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) with Allianz Global Investors Fund Management LLC and Allianz Global Investors U.S. LLC dated June 29, 2016.